Administrative Expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Administrative Expenses

13.         Administrative Expenses

The amount shown in the consolidated statements of comprehensive income/(loss) is analyzed as follows:

	For the year ended December 31,
	2025	2024	2023
Personnel expenses	2,688	2,368	1,971
Audit fees	224	214	227
Consulting fees	200	178	275
Communication	21	21	21
Stationery	2	2	3
Greek tax authorities (note 17)	314	216	236
Other	702	695	808
Total	4,151	3,694	3,541